SEGMENTAL INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Income from ordinary activities from external customers		$ 9,613,907	$ 8,988,340	$ 9,740,045
Other operating income		549,889	538,748	385,781
Depreciation and amortization		1,001,625	960,328	934,406
Result of indexation units		(748)	(311)	(481)
Income (loss) atributable to owners of the parents		155,304	69,220	(219,274)
Expenses for income tax		173,504	163,204	(178,383)
Net income (loss) for the year		200,714	110,670	(178,732)
Assets of segment		18,797,972	19,198,194
Segment liabilities		14,530,736	15,012,890
Property, plant and equipment		10,065,335	10,498,149	10,938,657	$ 10,773,076
Intangibles other than goodwill		1,617,247	1,610,313	1,321,425	$ 1,880,079
LAN Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers		4,313,287	4,104,348	4,241,918
TAM Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers		4,181,190	3,773,367	4,168,696
Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers		1,119,430	1,110,625	1,329,431
Air Transportation [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	9,159,031	8,587,772	9,278,041
Income from ordinary activities from transactions with other operating segments		454,876	400,568	462,004
Other operating income		308,937	364,551	230,823
Interest income		28,184	27,287	21,818
Interest expense		(393,286)	(427,054)	(423,742)
Total net interest expense		(365,102)	(399,767)	(401,924)
Depreciation and amortization		(994,416)	(952,285)	(923,311)
Material non-cash items other than depreciation and amortization		(75,479)	10,069	(507,921)
Disposal of fixed assets and inventory losses		(39,238)	(82,734)	(20,932)
Doubtful accounts		(18,272)	(29,674)	(18,292)
Exchange differences		(18,717)	122,129	(469,178)
Result of indexation units		748	348	481
Income (loss) atributable to owners of the parents		(3,482)	(83,653)	(356,039)
Participation of the entity in the income of associates				37
Expenses for income tax		(104,376)	(92,476)	249,090
Net income (loss) for the year		41,931	(42,203)	(315,497)
Assets of segment		17,430,937	17,805,749	16,924,200
Segment liabilities		14,007,916	14,469,505	14,700,072
Amount of non-current asset additions		412,846	1,481,090	1,492,281
Property, plant and equipment		325,513	1,390,730	1,439,057
Intangibles other than goodwill		87,333	90,360	53,224
Purchase of non-monetary assets of segment		490,983	782,957	1,622,198
Air Transportation [Member] | LAN Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]	4,313,287	4,104,348	4,241,918
Air Transportation [Member] | TAM Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]	3,726,314	3,372,799	3,706,692
Air Transportation [Member] | Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]	1,119,430	1,110,625	1,329,431
Coalition And Loyalty Program Multiplus [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	454,876	400,568	462,004
Income from ordinary activities from transactions with other operating segments		67,554	65,969	67,826
Other operating income		240,952	174,197	154,958
Interest income		50,511	58,380	63,647
Interest expense
Total net interest expense		50,511	58,380	63,647
Depreciation and amortization		(7,209)	(8,043)	(11,095)
Material non-cash items other than depreciation and amortization		(145)	(991)	1,893
Disposal of fixed assets and inventory losses
Doubtful accounts		(144)	(476)	611
Exchange differences		(1)	(478)	1,282
Result of indexation units			(37)
Income (loss) atributable to owners of the parents		158,783	152,873	136,765
Participation of the entity in the income of associates
Expenses for income tax		(69,128)	(70,728)	(70,707)
Net income (loss) for the year		158,783	152,873	136,765
Assets of segment		1,373,049	1,400,432	1,182,111
Segment liabilities		563,849	572,065	490,076
Amount of non-current asset additions
Property, plant and equipment
Intangibles other than goodwill
Purchase of non-monetary assets of segment
Coalition And Loyalty Program Multiplus [Member] | LAN Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]
Coalition And Loyalty Program Multiplus [Member] | TAM Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]	454,876	400,568	462,004
Coalition And Loyalty Program Multiplus [Member] | Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]
Eliminations [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]
Income from ordinary activities from transactions with other operating segments		(522,430)	(466,537)	(529,830)
Other operating income
Interest income			(10,718)	(10,385)
Interest expense			10,718	10,385
Total net interest expense
Depreciation and amortization
Material non-cash items other than depreciation and amortization
Disposal of fixed assets and inventory losses
Doubtful accounts
Exchange differences
Result of indexation units
Income (loss) atributable to owners of the parents
Participation of the entity in the income of associates
Expenses for income tax
Net income (loss) for the year
Assets of segment		(6,014)	(7,987)	(4,893)
Segment liabilities		(41,029)	(28,680)	(26,278)
Amount of non-current asset additions
Property, plant and equipment
Intangibles other than goodwill
Purchase of non-monetary assets of segment
Eliminations [Member] | LAN Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]
Eliminations [Member] | TAM Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]
Eliminations [Member] | Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]
Operating Segments [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[1]	9,613,907	8,988,340	9,740,045
Income from ordinary activities from transactions with other operating segments
Other operating income		549,889	538,748	385,781
Interest income		78,695	74,949	75,080
Interest expense		(393,286)	(416,336)	(413,357)
Total net interest expense		(314,591)	(341,387)	(338,277)
Depreciation and amortization		(1,001,625)	(960,328)	(934,406)
Material non-cash items other than depreciation and amortization		(75,624)	9,078	(506,028)
Disposal of fixed assets and inventory losses		(39,238)	(82,734)	(20,932)
Doubtful accounts		(18,416)	(30,150)	(17,681)
Exchange differences		(18,718)	121,651	(467,896)
Result of indexation units		748	311	481
Income (loss) atributable to owners of the parents		155,301	69,220	(219,274)
Participation of the entity in the income of associates				37
Expenses for income tax		(173,504)	(163,204)	178,383
Net income (loss) for the year		200,714	110,670	(178,732)
Assets of segment		18,797,972	19,198,194	18,101,418
Segment liabilities		14,530,736	15,012,890	15,163,870
Amount of non-current asset additions		412,846	1,481,090	1,492,281
Property, plant and equipment		325,513	1,390,730	1,439,057
Intangibles other than goodwill		87,333	90,360	53,224
Purchase of non-monetary assets of segment		490,983	782,957	1,622,198
Operating Segments [Member] | LAN Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]	4,313,287	4,104,348	4,241,918
Operating Segments [Member] | TAM Passenger [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]	4,181,190	3,773,367	4,168,696
Operating Segments [Member] | Freight [Member]
Disclosure of operating segments [line items]
Income from ordinary activities from external customers	[2]	$ 1,119,430	$ 1,110,625	$ 1,329,431

[1]	The Company does not have any interest revenue that should be recognized as income from ordinary activities by interest.
[2]	The value presented as initial designation as fair value through profit and loss, corresponds mainly to private investment funds; and loans and receivables corresponds to guarantees given.